Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	$ 1,199,754	$ 1,199,754